Annual Operating Expenses - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD Income Fund - Fidelity Simplicity RMD Income Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%